Document And Entity Information	Apr. 27, 2022
Statement of Financial Position [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K (the “Original Report”), initially filed by Garmin Ltd. (the “Company”) with the Securities and Exchange Commission earlier today on April 27, 2022. This Amendment is being filed solely to correct a clerical error in the press release (the “Press Release”), attached as Exhibit 99.1, announcing the Company’s financial results for the fiscal first quarter ended March 26, 2022. In the first paragraph of the section titled “Additional Financial Information”, the reference to the “fourth quarter” has been replaced with a corrected reference to the “first quarter” in the attached Exhibit 99.1. Except as set forth in this Amendment, no other modifications have been made to the Original Report, but for ease of reference, this Amendment restates in its entirety the Current Report, as amended.
Document Period End Date	Apr. 27, 2022
Entity Registrant Name	GARMIN LTD.
Entity Central Index Key	0001121788
Entity Emerging Growth Company	false
Entity File Number	001-41118
Entity Incorporation, State or Country Code	V8
Entity Tax Identification Number	98-0229227
Entity Address, Address Line One	Mühlentalstrasse 2
Entity Address, City or Town	Schaffhausen
Entity Address, Country	CH
Entity Address, Postal Zip Code	8200
City Area Code	+41 52
Local Phone Number	630 1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Registered Shares, CHF 0.10 Per Share Par Value
Trading Symbol	GRMN
Security Exchange Name	NYSE